RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ministry of Finance
Transactions with related parties
Total		Rp 0	Rp 2
% of total finance income		0.00%	0.12%
Entities under common control
Transactions with related parties
Total	Rp 614	Rp 932	Rp 936
% of total finance income	60.55%	64.99%	54.55%
State-owned banks
Transactions with related parties
Total	Rp 596	Rp 863	Rp 895
% of total finance income	58.78%	60.18%	52.16%
Government agencies
Transactions with related parties
Total	Rp 12	Rp 34	Rp 34
% of total finance income	1.18%	2.37%	1.98%
Others
Transactions with related parties
Total	Rp 6	Rp 35	Rp 5
% of total finance income	0.59%	2.44%	0.29%